Long term debt - Credit Facility Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) convenant	Dec. 31, 2017 CAD ($)	Dec. 08, 2018 CAD ($)	Nov. 23, 2018 CAD ($)	Aug. 01, 2017 CAD ($)
Line of Credit Facility [Line Items]
Payments of financing fees	$ 848,000	$ 2,982,000
Revolver
Line of Credit Facility [Line Items]
Payments of financing fees	754,000	840,000
Credit facility | Revolver | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility				$ 300,000,000.0	$ 140,000,000.0
Additional borrowing limit				50,000,000.0	25,000,000.0
Capital lease borrowing limit				150,000,000.0	$ 100,000,000.0
Other outstanding debt limit				20,000,000.0
Amount outstanding during period	$ 900,000	800,000
Number of financial covenants | convenant	2
Senior leverage ratio, rental revenue	$ 1,800,000
Unused borrowing availability under the revolving facility	$ 107,100,000	$ 107,200,000
Senior leverage ratio	4.0				3.0
Senior leverage ratio, step-up	0.50
Fixed charge ratio	1.15				1.15
Credit facility | Revolver | Minimum | Credit facilities
Line of Credit Facility [Line Items]
Standby fees percentage	0.35%
Credit facility | Revolver | Maximum | Credit facilities
Line of Credit Facility [Line Items]
Standby fees percentage	0.70%
Credit facility | Letter of Credit | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility				$ 25,000,000.0	$ 25,000,000.0
Nuna Credit Facility | Credit facilities
Line of Credit Facility [Line Items]
Number of financial covenants	3
Nuna Credit Facility - Operating Loan Facility | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			$ 5,000,000.0
Unused borrowing availability under the revolving facility	$ 5,000,000
Nuna Credit Facility - Non-Revolving Reducing Loan Facility | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	3,100,000.0
Nuna Credit Facility - Equipment Facility | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	5,500,000.0
Amount outstanding during period	$ 2,900,000
Debt instrument, term	60 months
Debt Covenant Period, Tranche One | Credit facility | Revolver | Credit facilities
Line of Credit Facility [Line Items]
Senior leverage ratio	3.50
Debt Covenant Period, Tranche Two | Credit facility | Revolver | Credit facilities
Line of Credit Facility [Line Items]
Senior leverage ratio	3.0